Segment Reporting (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Segment Reporting
Summary Of Significant Expense Categories For The Segment
The table below is a summary of the significant expenses categories regularly provided to the CODM (in thousands):

Period from June 18, 2024 (Inception) to December 31, 2024
Operating Expenses
JADE-001 external research and development costs (1)	$22,992
JADE-002 external research and development costs (2)	2,437
JADE-003 external research and development costs (3)	2,141
Research and development personnel-related costs (including stock-based compensation) (4)	3,509
Other research and development costs	155
General and administrative personnel-related costs (including stock-based compensation) (5)	1,714
Professional and consulting fees (6)	2,253
Other general and administrative costs (7)	337

Total operating expenses	$35,538

The table below is a summary of the significant expenses categories regularly provided to the CODM (in thousands):

	Three Months Ended September 30, 2025	Three Months Ended September 30, 2024	Nine Months Ended September 30, 2025	Period June 18, 2024 (Inception) Through September 30, 2024
Operating expenses:
JADE101 external research and development costs	$6,035	$12,631	$23,051	$12,709
JADE201 external research and development costs	6,720	259	20,230	259
JADE-003 external research and development costs	1,605	301	3,264	301
Research and development personnel-related costs (including stock-based compensation)	7,060	380	16,722	380
Other research and development costs	590	10	1,313	10
General and administrative personnel-related costs (including stock-based compensation)	3,585	14	8,261	14
General and administrative professional, consulting, and other fees	1,806	1,370	5,722	1,882

Total operating expenses	$27,401	$14,965	$78,563	$15,555